Share-Based Compensation - Summary of Share Units (Deferred share units) (Parenthetical) (Details) - Deferred Share Units [Member] - CAD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction	$ 0.6		$ 0.7
Other Long Term Liabilities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share based transaction		$ 10.8		$ 7.5